Revenue and Expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Revenues and Expenses	Revenue and expenses
Revenues
The breakdown of Revenues for the years 2024, 2023 and 2022 is as follows:

Millions of euros	2024	2023	2022
Revenues from rendering of services	35,480	34,832	34,479
Lease revenues	79	71	76
Sale of goods	5,756	5,749	5,438
Total	41,315	40,652	39,993
"Revenues from sale of goods" mainly include the sale of mobile handsets, also including those corresponding to leases of terminals with a purchase option.
In 2024, "revenues from rendering of services" included 212 million euros corresponding to insurance contracts (212 million euros in 2023), after the adoption of IFRS 17 on January 1, 2023.
Other income
The breakdown of “Other income” is as follows:

Millions of euros	2024	2023	2022
Own work capitalized	820	803	783
Gain on disposal of businesses	47	24	205
Gain on disposal of property, plant and equipment	161	257	582
Gain on disposal of intangible assets	—	2	1
Government grants	39	27	16
Other operating income	625	428	478
Total	1,692	1,541	2,065
"Other operating income" in 2024 included the amount corresponding to the favorable award to Telefónica relating to the international arbitration proceeding against the Republic of Colombia, which amounted to approximately 380 million U.S. dollars (approximately 358 million euros, see notes 2, 15 and 29.a).
"Gain on disposal of businesses" in 2024 includes the gain generated in the joint operation in Colombia (see Note 5), which amounted to 47 million euros.
"Gain on disposal of businesses" in 2022 mainly included the gain from the sale of fiber optics assets of Colombia Telecomunicaciones, amounting to 162 million euros and the gain from the establishment of the joint company for the deployment of fiber in the United Kingdom amounting to 20 million euros.
"Gain on disposal of property, plant and equipment" includes the gains on sale and leaseback transactions, which amounted to 17 million euros, 105 million euros and 381 million euros in 2024, 2023 and 2022, respectively (see Note 20).
Other expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2024	2023	2022
Leases included in "Other expenses" (1)	97	68	86
Other external services	8,351	8,282	8,731
Taxes other than income tax	831	753	834
Change in trade provisions	719	734	693
Losses on disposal of fixed assets, losses on operations classified as held for sale and sale of assets	1,525	33	124
Goodwill impairment (Note 7)	866	58	—
Other operating expenses	165	370	273
Total	12,554	10,298	10,741
(1) According to IFRS 16, only short-term leases and leases involving low-value assets or intangible assets are included (see Note 9).
"Goodwill impairment" in 2024 includes the impairment of goodwill allocated to the cash-generating unit of Peru (226 million euros), Chile (397 million euros), Telefónica Tech UK & Ireland (192 million euros) and the Be-terna Group (51 million euros).
"Goodwill impairment" in 2023 included an impairment of goodwill allocated to the Ecuador cash-generating unit of 58 million euros.
"Losses on disposal of fixed assets, losses on operations classified as held for sale and sale of assets" in 2024 includes mainly impairment losses on intangible assets and property, plant and equipment in Telefónica Argentina amounting to 1,274 million euros (see Notes 2, 6 and 8), impairment losses on intangible assets of Telefónica del Perú amounting to 54 million euros (see Notes 2 and 6), impairment losses on property, plant and equipment of Pangea amounting to 108 million euros (see Note 30) and the impairment of goodwill allocated to the fiber optics business in Peru amounting to 34 million euros (see Note 30). In 2022 included impairment losses on intangible assets and property, plant and equipment of Telefónica Argentina, for a total amount of 77 million euros.
"Other operating expenses" in 2024 includes a lower expense of 386 million Brazilian Reais (67 million euros at the 2024 average exchange rate) referring to the reversal of regulatory provisions of Telefónica Brasil after the Concession Migration Agreement signed between Telefónica Brasil and ANATEL (see notes 24.c and 29.a).
“Taxes other than income tax” includes the outstanding credits related to the court decisions in favor of Telefónica Brasil which recognized the right to deduct the ICMS from the calculation base of the PIS and COFINS. In 2024 there has been no impact on "Taxes other than income tax" having an impact of 51 million euros and 73 million euros in 2023 and 2022, respectively.
Purchases and other contractual commitments
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	4,204
1 to 3 years	4,008
3 to 5 years	1,441
More than 5 years	1,895
Total	11,548
The purchases and other contractual commitments in the table above include 1,033 million euros corresponding to power purchase agreements (PPAs), mainly of Telefónica Spain for the period from 2025 to 2031 and Telefónica Germany for the period from 2025 to 2035 and 2040 (see Note 29.d). The Group uses these contracts to purchase energy from renewable sources, such as wind and solar, at generally fixed prices (see Note 3.l).
Commitments for short-term leases and low value leases amounted to 58 million euros as of December 31, 2024. In addition, the Group has lease collection commitments amounting to 5 million euros as of December 31, 2024.
Headcount
The table below presents the breakdown of the Telefónica Group’s average number of employees by fully consolidated segment (see Note 4) in 2024, 2023 and 2022, together with total headcount at December 31 each year.

	2024		2023		2022
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	19,055	18,305	21,342	21,443	21,099	20,947
Telefónica Germany	7,464	7,589	7,232	7,367	7,029	7,099
Telefónica Brazil	35,605	35,818	35,118	35,519	34,275	34,846
Telefónica Hispam	28,191	27,569	29,715	29,087	30,232	29,994
Other companies	11,069	11,589	10,717	10,726	9,928	10,765
Total	101,384	100,870	104,124	104,142	102,563	103,651
At December 31, 2024, approximately 40% of the final headcount were women (approximately 39% at December 31, 2023).
At December 31, 2024, the number of employees with disabilities was 2,700 (2,572 employees at December 31, 2023), of which 487 employees were in Spain (462 employees in 2023).
Depreciation and amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2024	2023	2022
Property, plant and equipment (Note 8)	4,102	4,055	4,133
Intangible assets (Note 6)	2,462	2,583	2,599
Rights of use (Note 9)	2,235	2,159	2,064
Total	8,799	8,797	8,796
Earnings per share
Basic earnings per share amounts are calculated by dividing (a) the profit for the year attributable to equity holders of the parent, adjusted for the net coupon corresponding to the undated deeply subordinated securities (see Note 17.c) by (b) the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent, adjusted as described above, by the weighted average number of ordinary shares adjusted as described in the preceding paragraph, plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2024	2023	2022
(Loss) profit attributable to ordinary equity holders of the parent company	(49)	(892)	2,011
Adjustment for the coupon corresponding to perpetual subordinated obligations	(359)	(339)	(279)
Tax effect	90	85	70
Total (loss) profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share	(318)	(1,146)	1,802

Number of shares (thousands)	2024	2023	2022
Weighted average number of ordinary shares for basic earnings per share (does not include treasury shares)	5,635,695	5,668,142	5,740,105
Telefónica, S.A. plans of rights over shares	36,575	47,435	23,096
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares)	5,672,270	5,715,577	5,763,201
For the purposes of calculating the earnings per share (basic and diluted) attributable to equity holders of the parent, the weighted average number of shares outstanding is retrospectively adjusted for transactions that have changed the number of shares outstanding without a corresponding change in resources, as if such transactions had occurred at the beginning of the earliest period presented. Such is the case of the bonus share issues carried out to meet the scrip dividend (see Note 17.b).
Thus, basic and diluted (loss) earnings per share attributable to equity holders of the parent are as follows:

(Loss) earnings per share (euros)	2024	2023	2022
Basic	(0.06)	(0.20)	0.31
Diluted	(0.06)	(0.20)	0.31

Revenues and Expenses	Revenue and expenses
Revenues
The breakdown of Revenues for the years 2024, 2023 and 2022 is as follows:

Millions of euros	2024	2023	2022
Revenues from rendering of services	35,480	34,832	34,479
Lease revenues	79	71	76
Sale of goods	5,756	5,749	5,438
Total	41,315	40,652	39,993
"Revenues from sale of goods" mainly include the sale of mobile handsets, also including those corresponding to leases of terminals with a purchase option.
In 2024, "revenues from rendering of services" included 212 million euros corresponding to insurance contracts (212 million euros in 2023), after the adoption of IFRS 17 on January 1, 2023.
Other income
The breakdown of “Other income” is as follows:

Millions of euros	2024	2023	2022
Own work capitalized	820	803	783
Gain on disposal of businesses	47	24	205
Gain on disposal of property, plant and equipment	161	257	582
Gain on disposal of intangible assets	—	2	1
Government grants	39	27	16
Other operating income	625	428	478
Total	1,692	1,541	2,065
"Other operating income" in 2024 included the amount corresponding to the favorable award to Telefónica relating to the international arbitration proceeding against the Republic of Colombia, which amounted to approximately 380 million U.S. dollars (approximately 358 million euros, see notes 2, 15 and 29.a).
"Gain on disposal of businesses" in 2024 includes the gain generated in the joint operation in Colombia (see Note 5), which amounted to 47 million euros.
"Gain on disposal of businesses" in 2022 mainly included the gain from the sale of fiber optics assets of Colombia Telecomunicaciones, amounting to 162 million euros and the gain from the establishment of the joint company for the deployment of fiber in the United Kingdom amounting to 20 million euros.
"Gain on disposal of property, plant and equipment" includes the gains on sale and leaseback transactions, which amounted to 17 million euros, 105 million euros and 381 million euros in 2024, 2023 and 2022, respectively (see Note 20).
Other expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2024	2023	2022
Leases included in "Other expenses" (1)	97	68	86
Other external services	8,351	8,282	8,731
Taxes other than income tax	831	753	834
Change in trade provisions	719	734	693
Losses on disposal of fixed assets, losses on operations classified as held for sale and sale of assets	1,525	33	124
Goodwill impairment (Note 7)	866	58	—
Other operating expenses	165	370	273
Total	12,554	10,298	10,741
(1) According to IFRS 16, only short-term leases and leases involving low-value assets or intangible assets are included (see Note 9).
"Goodwill impairment" in 2024 includes the impairment of goodwill allocated to the cash-generating unit of Peru (226 million euros), Chile (397 million euros), Telefónica Tech UK & Ireland (192 million euros) and the Be-terna Group (51 million euros).
"Goodwill impairment" in 2023 included an impairment of goodwill allocated to the Ecuador cash-generating unit of 58 million euros.
"Losses on disposal of fixed assets, losses on operations classified as held for sale and sale of assets" in 2024 includes mainly impairment losses on intangible assets and property, plant and equipment in Telefónica Argentina amounting to 1,274 million euros (see Notes 2, 6 and 8), impairment losses on intangible assets of Telefónica del Perú amounting to 54 million euros (see Notes 2 and 6), impairment losses on property, plant and equipment of Pangea amounting to 108 million euros (see Note 30) and the impairment of goodwill allocated to the fiber optics business in Peru amounting to 34 million euros (see Note 30). In 2022 included impairment losses on intangible assets and property, plant and equipment of Telefónica Argentina, for a total amount of 77 million euros.
"Other operating expenses" in 2024 includes a lower expense of 386 million Brazilian Reais (67 million euros at the 2024 average exchange rate) referring to the reversal of regulatory provisions of Telefónica Brasil after the Concession Migration Agreement signed between Telefónica Brasil and ANATEL (see notes 24.c and 29.a).
“Taxes other than income tax” includes the outstanding credits related to the court decisions in favor of Telefónica Brasil which recognized the right to deduct the ICMS from the calculation base of the PIS and COFINS. In 2024 there has been no impact on "Taxes other than income tax" having an impact of 51 million euros and 73 million euros in 2023 and 2022, respectively.
Purchases and other contractual commitments
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	4,204
1 to 3 years	4,008
3 to 5 years	1,441
More than 5 years	1,895
Total	11,548
The purchases and other contractual commitments in the table above include 1,033 million euros corresponding to power purchase agreements (PPAs), mainly of Telefónica Spain for the period from 2025 to 2031 and Telefónica Germany for the period from 2025 to 2035 and 2040 (see Note 29.d). The Group uses these contracts to purchase energy from renewable sources, such as wind and solar, at generally fixed prices (see Note 3.l).
Commitments for short-term leases and low value leases amounted to 58 million euros as of December 31, 2024. In addition, the Group has lease collection commitments amounting to 5 million euros as of December 31, 2024.
Headcount
The table below presents the breakdown of the Telefónica Group’s average number of employees by fully consolidated segment (see Note 4) in 2024, 2023 and 2022, together with total headcount at December 31 each year.

	2024		2023		2022
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	19,055	18,305	21,342	21,443	21,099	20,947
Telefónica Germany	7,464	7,589	7,232	7,367	7,029	7,099
Telefónica Brazil	35,605	35,818	35,118	35,519	34,275	34,846
Telefónica Hispam	28,191	27,569	29,715	29,087	30,232	29,994
Other companies	11,069	11,589	10,717	10,726	9,928	10,765
Total	101,384	100,870	104,124	104,142	102,563	103,651
At December 31, 2024, approximately 40% of the final headcount were women (approximately 39% at December 31, 2023).
At December 31, 2024, the number of employees with disabilities was 2,700 (2,572 employees at December 31, 2023), of which 487 employees were in Spain (462 employees in 2023).
Depreciation and amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2024	2023	2022
Property, plant and equipment (Note 8)	4,102	4,055	4,133
Intangible assets (Note 6)	2,462	2,583	2,599
Rights of use (Note 9)	2,235	2,159	2,064
Total	8,799	8,797	8,796
Earnings per share
Basic earnings per share amounts are calculated by dividing (a) the profit for the year attributable to equity holders of the parent, adjusted for the net coupon corresponding to the undated deeply subordinated securities (see Note 17.c) by (b) the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent, adjusted as described above, by the weighted average number of ordinary shares adjusted as described in the preceding paragraph, plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2024	2023	2022
(Loss) profit attributable to ordinary equity holders of the parent company	(49)	(892)	2,011
Adjustment for the coupon corresponding to perpetual subordinated obligations	(359)	(339)	(279)
Tax effect	90	85	70
Total (loss) profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share	(318)	(1,146)	1,802

Number of shares (thousands)	2024	2023	2022
Weighted average number of ordinary shares for basic earnings per share (does not include treasury shares)	5,635,695	5,668,142	5,740,105
Telefónica, S.A. plans of rights over shares	36,575	47,435	23,096
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares)	5,672,270	5,715,577	5,763,201
For the purposes of calculating the earnings per share (basic and diluted) attributable to equity holders of the parent, the weighted average number of shares outstanding is retrospectively adjusted for transactions that have changed the number of shares outstanding without a corresponding change in resources, as if such transactions had occurred at the beginning of the earliest period presented. Such is the case of the bonus share issues carried out to meet the scrip dividend (see Note 17.b).
Thus, basic and diluted (loss) earnings per share attributable to equity holders of the parent are as follows:

(Loss) earnings per share (euros)	2024	2023	2022
Basic	(0.06)	(0.20)	0.31
Diluted	(0.06)	(0.20)	0.31